Revenues - Summary of Breakdown of Revenues by Sales Channels (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of revenue [line items]
Sales of goods and services	$ 1,286,688	$ 682,928	$ 686,644
Gas Stations [member]
Disclosure of revenue [line items]
Sales of goods and services	468,952	241,547	257,648
Power plants [member]
Disclosure of revenue [line items]
Sales of goods and services	58,580	28,011	16,414
Distribution companies [member]
Disclosure of revenue [line items]
Sales of goods and services	24,347	28,895	19,506
Retail distribution of natural gas [member]
Disclosure of revenue [line items]
Sales of goods and services	39,523	33,995	49,699
Industries, transport and aviation [member]
Disclosure of revenue [line items]
Sales of goods and services	258,431	116,741	144,333
Agriculture [member]
Disclosure of revenue [line items]
Sales of goods and services	183,204	92,677	64,344
Petrochemical industry [member]
Disclosure of revenue [line items]
Sales of goods and services	64,238	23,215	24,475
Trading [member]
Disclosure of revenue [line items]
Sales of goods and services	55,469	40,359	39,341
Oil companies [member]
Disclosure of revenue [line items]
Sales of goods and services	54,705	26,032	20,066
Commercialization of liquefied petroleum gas [member]
Disclosure of revenue [line items]
Sales of goods and services	14,105	6,544	6,087
Other sales channels [member]
Disclosure of revenue [line items]
Sales of goods and services	65,134	44,912	44,731
Upstream [member]
Disclosure of revenue [line items]
Sales of goods and services	4,780	2,472	2,087
Upstream [member] | Other sales channels [member]
Disclosure of revenue [line items]
Sales of goods and services	4,780	2,472	2,087
Downstream [member]
Disclosure of revenue [line items]
Sales of goods and services	1,067,371	546,173	537,791
Downstream [member] | Gas Stations [member]
Disclosure of revenue [line items]
Sales of goods and services	468,952	241,547	257,648
Downstream [member] | Power plants [member]
Disclosure of revenue [line items]
Sales of goods and services	12,297	14,600	709
Downstream [member] | Industries, transport and aviation [member]
Disclosure of revenue [line items]
Sales of goods and services	202,128	87,757	116,742
Downstream [member] | Agriculture [member]
Disclosure of revenue [line items]
Sales of goods and services	183,204	92,677	64,344
Downstream [member] | Petrochemical industry [member]
Disclosure of revenue [line items]
Sales of goods and services	64,238	23,215	24,475
Downstream [member] | Trading [member]
Disclosure of revenue [line items]
Sales of goods and services	55,469	40,359	39,341
Downstream [member] | Oil companies [member]
Disclosure of revenue [line items]
Sales of goods and services	54,705	26,032	20,066
Downstream [member] | Commercialization of liquefied petroleum gas [member]
Disclosure of revenue [line items]
Sales of goods and services	14,105	6,544	6,087
Downstream [member] | Other sales channels [member]
Disclosure of revenue [line items]
Sales of goods and services	12,273	13,442	8,379
Gas and power [member]
Disclosure of revenue [line items]
Sales of goods and services	180,547	119,176	125,853
Gas and power [member] | Power plants [member]
Disclosure of revenue [line items]
Sales of goods and services	46,283	13,411	15,705
Gas and power [member] | Distribution companies [member]
Disclosure of revenue [line items]
Sales of goods and services	24,347	28,895	19,506
Gas and power [member] | Retail distribution of natural gas [member]
Disclosure of revenue [line items]
Sales of goods and services	39,523	33,995	49,699
Gas and power [member] | Industries, transport and aviation [member]
Disclosure of revenue [line items]
Sales of goods and services	56,303	28,984	27,591
Gas and power [member] | Other sales channels [member]
Disclosure of revenue [line items]
Sales of goods and services	14,091	13,891	13,352
Central Administration and Others [member]
Disclosure of revenue [line items]
Sales of goods and services	33,990	15,107	20,913
Central Administration and Others [member] | Other sales channels [member]
Disclosure of revenue [line items]
Sales of goods and services	$ 33,990	$ 15,107	$ 20,913